Nuveen Real Estate Income Fund
Portfolio of Investments March 31, 2024
(Unaudited)
JRS
Shares Description (a) Value
LONG-TERM INVESTMENTS - 136.3%  (98.5% of Total Investments)
X –
REAL ESTATE INVESTMENT TRUST COMMON STOCKS - 93.4% (67.5% of Total
Investments) X 234,015,295
Data Center REITs - 11.5%
106,804 Digital Realty Trust Inc $ 15,384,048
16,320 Equinix Inc 13,469,386
Total Data Center REITs 28,853,434
Health Care REITs - 11.2%
337,563 Healthpeak Properties Inc 6,329,306
267,410 Ventas Inc 11,643,032
107,281 Welltower Inc 10,024,337
Total Health Care REITs 27,996,675
Hotel & Resort REITs - 3.1%
252,041 Host Hotels & Resorts Inc 5,212,208
88,355 Sunstone Hotel Investors Inc 984,275
102,917 Xenia Hotels & Resorts Inc 1,544,784
Total Hotel & Resort REITs 7,741,267
Industrial REITs - 12.6%
90,525 First Industrial Realty Trust Inc 4,756,184
196,481 Prologis Inc 25,585,756
23,085 Rexford Industrial Realty Inc 1,161,175
Total Industrial REITs 31,503,115
Multi-Family Residential REITs - 14.6%
173,847 Apartment Income REIT Corp 5,644,812
33,777 AvalonBay Communities Inc 6,267,660
91,404 Camden Property Trust 8,994,154
88,704 Equity Residential 5,598,109
16,950 Essex Property Trust Inc 4,149,530
21,215 Mid-America Apartment Communities Inc 2,791,470
81,110 UDR Inc 3,034,325
Total Multi-Family Residential REITs 36,480,060
Office REITs - 7.4%
51,524 Alexandria Real Estate Equities Inc 6,641,959
55,000 Boston Properties Inc 3,592,050
80,050 Cousins Properties Inc 1,924,402
69,785 JBG SMITH Properties 1,120,049
88,665 Kilroy Realty Corp 3,230,066
41,065 SL Green Realty Corp 2,263,913
Total Office REITs 18,772,439
Other Specialized REITs - 1.5%
126,470 VICI Properties Inc 3,767,541
Total Other Specialized REITs 3,767,541
Retail REITs - 14.6%
104,395 Acadia Realty Trust 1,775,759
59,810 Federal Realty Investment Trust 6,107,797
177,025 Kimco Realty Corp 3,471,460
294,361 Kite Realty Group Trust 6,381,747
35,425 Macerich Co/The 610,373
97,139 Simon Property Group Inc 15,201,282
199,680 SITE Centers Corp 2,925,312
Total Retail REITs 36,473,730

Nuveen Real Estate Income Fund
(continued)
Portfolio of Investments
March 31, 2024
(Unaudited)

JRS
Shares Description (a) Value
Self-Storage REITs - 8.4%
157,497 CubeSmart $ 7,122,014
41,210 Extra Space Storage Inc 6,057,870
27,215 Public Storage 7,893,983
Total Self-Storage REITs 21,073,867
Single-Family Residential REITs - 7.2%
174,702 American Homes 4 Rent, Class A 6,425,539
46,515 Equity LifeStyle Properties Inc 2,995,566
129,070 Invitation Homes Inc 4,596,183
30,745 Sun Communities Inc 3,953,192
Total Single-Family Residential REITs 17,970,480
Telecom Tower REITs - 1.3%
15,610 SBA Communications Corp 3,382,687
Total Telecom Tower REITs 3,382,687
Total Real Estate Investment Trust Common Stocks
(cost $178,284,251) 234,015,295
Shares   Description (a) Coupon Value
X –
REAL ESTATE INVESTMENT TRUST PREFERRED STOCKS - 42.9% (31.0% of Total
Investments) X 107,313,570
Data Center REITs - 3.6%
197,465 Digital Realty Trust Inc 5.200% $ 4,328,433
107,345 Digital Realty Trust Inc 5.250% 2,366,957
97,500 Digital Realty Trust Inc 5.850% 2,299,050
Total Data Center REITs 8,994,440
Diversified REITs - 1.3%
35,010 Armada Hoffler Properties Inc 6.750% 771,270
10,130 CTO Realty Growth Inc 6.375% 205,132
54,110 DigitalBridge Group Inc 7.150% 1,259,681
43,965 DigitalBridge Group Inc 7.125% 1,031,419
Total Diversified REITs 3,267,502
Hotel & Resort REITs - 4.9%
95,245 Chatham Lodging Trust 6.625% 2,075,389
141,770 DiamondRock Hospitality Co 8.250% 3,571,186
146,845 Pebblebrook Hotel Trust 6.375% 3,026,475
57,695 Pebblebrook Hotel Trust 5.700% 1,084,666
22,025 Pebblebrook Hotel Trust 6.300% 449,310
65,150 Sunstone Hotel Investors Inc 5.700% 1,293,879
41,060 Sunstone Hotel Investors Inc 6.125% 870,883
Total Hotel & Resort REITs 12,371,788
Industrial REITs - 2.9%
59,877 Prologis Inc 8.540% 3,339,939
158,370 Rexford Industrial Realty Inc 5.625% 3,417,625
23,621 Rexford Industrial Realty Inc 5.875% 528,638
Total Industrial REITs 7,286,202
Multi-Family Residential REITs - 0.8%
34,373 Mid-America Apartment Communities Inc 8.500% 1,917,628
Total Multi-Family Residential REITs 1,917,628
Office REITs - 12.2%
12,713 Highwoods Properties Inc 8.625% 13,408,638
175,808 Hudson Pacific Properties Inc 4.750% 2,429,667
152,510 SL Green Realty Corp 6.500% 3,469,602
229,040 Vornado Realty Trust 5.250% 3,453,923
225,737 Vornado Realty Trust 5.250% 3,453,776
178,635 Vornado Realty Trust 4.450% 2,272,237

Shares   Description (a) Coupon Value
Office REITs (continued)
128,179 Vornado Realty Trust 5.400% $ 1,926,530
Total Office REITs 30,414,373
Other Specialized REITs - 0.1%
13,170 EPR Properties 5.750% 250,757
Total Other Specialized REITs 250,757
Retail REITs - 9.3%
128,290 Agree Realty Corp 4.250% 2,275,865
145,990 Federal Realty Investment Trust 5.000% 3,204,480
158,749 Kimco Realty Corp 5.250% 3,635,352
127,689 Kimco Realty Corp 5.125% 2,921,524
30,155 Kimco Realty Corp 7.250% 1,699,536
27,340 Realty Income Corp 6.000% 676,118
60,825 Regency Centers Corp 6.250% 1,470,749
53,645 Regency Centers Corp 5.875% 1,258,512
125,180 Saul Centers Inc 6.000% 2,673,845
19,985 Saul Centers Inc 6.125% 448,064
5,494 Simon Property Group Inc 8.375% 334,749
116,200 SITE Centers Corp 6.375% 2,620,310
Total Retail REITs 23,219,104
Self-Storage REITs - 6.1%
77,946 National Storage Affiliates Trust 6.000% 1,786,522
230,335 Public Storage 5.600% 5,652,421
114,069 Public Storage 5.050% 2,785,565
89,715 Public Storage 4.625% 1,919,004
80,955 Public Storage 4.875% 1,844,155
73,305 Public Storage 4.000% 1,356,143
Total Self-Storage REITs 15,343,810
Single-Family Residential REITs - 1.7%
102,810 American Homes 4 Rent 6.250% 2,499,311
63,930 American Homes 4 Rent 5.875% 1,469,751
12,330 UMH Properties Inc 6.375% 278,904
Total Single-Family Residential REITs 4,247,966
Total Real Estate Investment Trust Preferred Stocks
(cost $123,624,991) 107,313,570
Total Long-Term Investments
(cost $301,909,242) 341,328,865
Principal
Amount (000) Description (a) Coupon Maturity Value
SHORT-TERM INVESTMENTS - 2.0% (1.5% of Total Investments)
X –
REPURCHASE AGREEMENTS - 2.0% (1.5% of Total Investments) X 5,091,718
$ 4,925 (b) Fixed Income Clearing Corp (FICC) 5.280% 4/01/24 $ 4,925,000
167 (c) Fixed Income Clearing Corp (FICC) 1.600% 4/01/24 166,718
Total Repurchase Agreements
(cost $5,091,718) 5,091,718
Total Short-Term Investments
(cost $5,091,718) 5,091,718
Total Investments (cost $307,000,960 ) - 138.3% 346,420,583
Borrowings - (37.7)% (d),(e) (94,400,000)
Other Assets & Liabilities, Net -  (0.6)% (1,537,827)
Net Assets Applicable to Common Shares - 100% $ 250,482,756

Nuveen Real Estate Income Fund
(continued)
Portfolio of Investments
March 31, 2024
(Unaudited)

JRS
Investments in Derivatives
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Interest Rate Swaps - OTC Uncleared
Counterparty
Notional
Amount
Fund
Pay/Receive
Floating Rate
Floating Rate
Index
Fixed Rate
(Annualized)
Fixed Rate
Payment
Frequency
Effective
Date (f)
Optional
Termination
Date
Maturity
Date Value
Unrealized
Appreciation
(Depreciation)
Morgan Stanley $ 72,400,000 Receive SOFR 1.994% Monthly 6/01/18 7/01/25 7/01/27 $ 2,775,884 $ 2,775,884
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Real Estate Investment Trust Common
Stocks $ 234,015,295 $ – $ – $ 234,015,295
Real Estate Investment Trust Preferred
Stocks 103,973,631 3,339,939 – 107,313,570
Short-Term Investments:
Repurchase Agreements – 5,091,718 – 5,091,718
Investments in Derivatives:
Interest Rate Swaps* – 2,775,884 – 2,775,884
Total
$ 337,988,926 $ 11,207,541 $ – $ 349,196,467
* Represents net unrealized appreciation (depreciation).
For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(a) All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(b) Agreement with Fixed Income Clearing Corporation, 5.280% dated 3/28/24 to be repurchased at $4,927,889 on 4/1/24, collateralized by
Government Agency Securities, with coupon rates 2.500%–3.000% and maturity dates 2/15/45–11/15/45, valued at $5,023,536.
(c) Agreement with Fixed Income Clearing Corporation, 1.600% dated 3/28/24 to be repurchased at $166,748 on 4/1/24, collateralized by
Government Agency Securities, with coupon rate 4.750% and maturity date 2/15/41, valued at $170,006.
(d) Borrowings as a percentage of Total Investments is 27.3%.
(e) The Fund may pledge up to 100% of its eligible investments (excluding any investments separately pledged as collateral for specific investments in derivatives, when applicable) in the Portfolio of Investments as collateral for borrowings. As of the end of the reporting period, investments with a value of $202,705,181 have been pledged as collateral for borrowings.
(f) Effective date represents the date on which both the Fund and counterparty commence interest payment accruals on each contract.

REIT Real Estate Investment Trust
SOFR Secured Overnight Financing Rate